Acquisitions (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended	29 Months Ended
	Nov. 12, 2016	Jul. 25, 2018	Dec. 31, 2018	Dec. 31, 2018
Forgiveness of debt			$ 80,000
Accrued Interest			$ 438
FitWhey Brands, Inc.
Cash Paid for acquisition		$ 230,438
Common Stock Value Issued to BFIT owners		75,000
Due to owners over time		75,000
Assets		98,297
Intangible Assets		$ 132,141
Rocky Mountain Water Company LLC
Cash Paid for acquisition				$ 22,500
Warrants issued for shares				500,000
Warrants issued, exercise price per share				$ .03
Poafbybitty Family
Goodwill resulting from acquisition	$ 59,163
Impairment expense	$ 59,163